Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Long Term Investments [Abstract]
Schedule of Long-term investments
Long-term
investments consisted of the following:

	Equity investments without readily determinable fair values (i)	Debt investments (ii)	Total
Balance at December 31, 2020	1,000	—	1,000
Additons	209,900	749,955	959,855
Fair value change through earnings	—	591,506	591,506
Foreign currency translation	(546)	(2,639)	(3,185)

Balance at December 31, 2021	210,354	1,338,822	1,549,176